SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash and cash equivalents	$ 49,968	$ 54,517
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	33.00%	20.60%
Cash and cash equivalents	$ 16,500	$ 11,300
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	30.70%	24.70%
Cash and cash equivalents	$ 15,300	$ 13,500